Changes in Goodwill by Reportable Segment (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2009 JPY (¥)		Mar. 31, 2011 Corporate Financial Services USD ($)		Mar. 31, 2011 Corporate Financial Services JPY (¥)		Mar. 31, 2010 Corporate Financial Services JPY (¥)		Mar. 31, 2009 Corporate Financial Services JPY (¥)		Mar. 31, 2011 Maintenance Leasing USD ($)		Mar. 31, 2011 Maintenance Leasing JPY (¥)		Mar. 31, 2010 Maintenance Leasing JPY (¥)		Mar. 31, 2009 Maintenance Leasing JPY (¥)		Mar. 31, 2011 Real Estate USD ($)		Mar. 31, 2011 Real Estate JPY (¥)		Mar. 31, 2010 Real Estate JPY (¥)		Mar. 31, 2009 Real Estate JPY (¥)		Mar. 31, 2011 Investment Banking USD ($)		Mar. 31, 2011 Investment Banking JPY (¥)		Mar. 31, 2010 Investment Banking JPY (¥)		Mar. 31, 2009 Investment Banking JPY (¥)		Mar. 31, 2011 Retail USD ($)		Mar. 31, 2011 Retail JPY (¥)		Mar. 31, 2010 Retail JPY (¥)		Mar. 31, 2009 Retail JPY (¥)		Mar. 31, 2011 Overseas USD ($)		Mar. 31, 2011 Overseas JPY (¥)		Mar. 31, 2010 Overseas JPY (¥)		Mar. 31, 2009 Overseas JPY (¥)
Goodwill [Line Items]
Goodwill	$ 920		¥ 76,484		¥ 80,834		¥ 84,096		$ 16		¥ 1,332		¥ 1,159		¥ 3,046		$ 3		¥ 282		¥ 282		¥ 282		$ 223		¥ 18,536		¥ 19,230		¥ 17,845		$ 87		¥ 7,199		¥ 8,839		¥ 9,977		$ 54		¥ 4,452		¥ 4,452		¥ 4,452		$ 537		¥ 44,683		¥ 46,872		¥ 48,494
Accumulated impairment losses	(65)		(5,410)		(3,590)		(1,900)		(11)		(951)		(656)		(656)		0		0		0		0		0		0		0		0		(54)		(4,459)		(2,934)		(970)		0		0		0		0		0		0		0		(274)
Beginning Balance	855		71,074		77,244		82,196		5		381		503		2,390		3		282		282		282		223		18,536		19,230		17,845		33		2,740		5,905		9,007		54		4,452		4,452		4,452		537		44,683		46,872		48,220
Acquired	352		29,247		1,786		5,357		0		0		173		39		0		0		0		0		2		148		1,473		5,298		0		0		140		20		0		0		0		0		350		29,099		0		0
Impairment	(2)		(173)		(2,688)		(1,979)		(2)		(173)		(295)		0		0		0		0		0		0		0		0		0		0		0		(2,393)		(1,979)		0		0		0		0		0		0		0		0
Other (net)	(65)	[1]	(5,358)	[1]	(5,268)	[1]	(8,330)	[1]	0	[1]	0	[1]	0	[1]	(1,926)	[1]	0	[1]	0	[1]	0	[1]	0	[1]	4	[1]	363	[1]	(2,167)	[1]	(3,913)	[1]	(16)	[1]	(1,334)	[1]	(912)	[1]	(1,143)	[1]	0	[1]	0	[1]	0	[1]	0	[1]	(53)	[1]	(4,387)	[1]	(2,189)	[1]	(1,348)	[1]
Goodwill	1,172		97,397		76,484		80,834		9		677		1,332		1,159		3		282		282		282		229		19,047		18,536		19,230		43		3,544		7,199		8,839		54		4,452		4,452		4,452		834		69,395		44,683		46,872
Accumulated impairment losses	(32)		(2,607)		(5,410)		(3,590)		(6)		(469)		(951)		(656)		0		0		0		0		0		0		0		0		(26)		(2,138)		(4,459)		(2,934)		0		0		0		0		0		0		0		0
Ending Balance	$ 1,140		¥ 94,790		¥ 71,074		¥ 77,244		$ 3		¥ 208		¥ 381		¥ 503		$ 3		¥ 282		¥ 282		¥ 282		$ 229		¥ 19,047		¥ 18,536		¥ 19,230		$ 17		¥ 1,406		¥ 2,740		¥ 5,905		$ 54		¥ 4,452		¥ 4,452		¥ 4,452		$ 834		¥ 69,395		¥ 44,683		¥ 46,872

[1]	Other includes foreign currency translation adjustments and certain other reclassifications.